Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, no par value	$ 0	$ 0
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Common stock, shares issued	94,996,397	94,012,752
Common stock, shares outstanding	94,996,397	94,012,752